Supplementary Balance Sheet Information - Aggregate Fair Value and Unrealized Holding Gains and Losses by Major Security Type (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Schedule Of Available For Sale Securities And Held To Maturity Securities [Line Items]
Available- for- sale securities, Amortized cost	$ 5,942
Available- for- sale securities, Aggregate fair value	5,890
Available- for- sale securities, Unrealized Gains	2
Available- for- sale securities, Unrealized losses	(54)
Held- to- maturity securities, Amortized cost		18,371
Held- to- maturity securities, Aggregate fair value		18,228
Held- to- maturity securities, Unrealized Gains		51
Held- to- maturity securities, Unrealized losses		(194)
Long Term Marketable Securities [Member] | Government and Corporate Bonds [Member]
Schedule Of Available For Sale Securities And Held To Maturity Securities [Line Items]
Available- for- sale securities, Amortized cost	5,942
Available- for- sale securities, Aggregate fair value	5,890
Available- for- sale securities, Unrealized Gains	2
Available- for- sale securities, Unrealized losses	(54)
Held- to- maturity securities, Amortized cost		13,106
Held- to- maturity securities, Aggregate fair value		12,949
Held- to- maturity securities, Unrealized Gains		24
Held- to- maturity securities, Unrealized losses		(181)
Short Term Marketable Securities [Member] | Government and Corporate Bonds [Member]
Schedule Of Available For Sale Securities And Held To Maturity Securities [Line Items]
Held- to- maturity securities, Amortized cost		5,265
Held- to- maturity securities, Aggregate fair value		5,279
Held- to- maturity securities, Unrealized Gains		27
Held- to- maturity securities, Unrealized losses		$ (13)